Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Examination [Line Items]
Income before income (loss) taxes	$ 896	$ (694)	$ 2,072
Hong Kong [Member]
Income Tax Examination [Line Items]
Income before income (loss) taxes	673	(850)	955
China [Member]
Income Tax Examination [Line Items]
Income before income (loss) taxes	229	398	1,060
Myanmar [Member]
Income Tax Examination [Line Items]
Income before income (loss) taxes	$ (6)	$ (242)	$ 57